CONVERTIBLE REDEEMABLE PREFERRED SHARES - Preferred shares activity (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Jul. 20, 2023 CNY (¥) shares	May 14, 2021 CNY (¥) shares	Feb. 22, 2021 CNY (¥) shares	Dec. 25, 2020 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning					¥ 933,780		¥ 871,780	¥ 352,373
Accretion of convertible redeemable preferred shares to redemption value					20,082	$ 2,872	62,000	43,330
Conversion of redeemable preferred shares into ordinary shares upon IPO, value					(953,862)
Balance at the end							933,780	871,780
Series A preferred stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning					¥ 231,944		¥ 212,421	¥ 194,589
Balance at the beginning (in shares) | shares					34,833,028	34,833,028	34,833,028	34,833,028
Accretion of convertible redeemable preferred shares to redemption value					¥ 6,268		¥ 19,523	¥ 17,832
Issuance of Preferred Shares, net of issuance cost			¥ 5,000	¥ 160,000
Issuance of Preferred Shares, net of issuance cost (in shares) | shares			1,055,546	33,777,482
Conversion of redeemable preferred shares into ordinary shares upon IPO, value					¥ (238,212)
Conversion of redeemable preferred shares into ordinary shares upon IPO (in shares) | shares					(34,833,028)	(34,833,028)
Balance at the end							¥ 231,944	¥ 212,421
Balance at the end (in shares) | shares					0	0	34,833,028	34,833,028
Series B preferred stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning					¥ 234,715		¥ 213,608	¥ 157,784
Balance at the beginning (in shares) | shares					14,914,404	14,914,404	14,914,404	12,256,755
Accretion of convertible redeemable preferred shares to redemption value					¥ 6,717		¥ 21,107	¥ 16,652
Issuance of Preferred Shares, net of issuance cost		¥ 140,000						¥ 39,172
Issuance of Preferred Shares, net of issuance cost (in shares) | shares		12,256,755						2,657,649
Conversion of redeemable preferred shares into ordinary shares upon IPO, value					¥ (241,432)
Conversion of redeemable preferred shares into ordinary shares upon IPO (in shares) | shares					(14,914,404)	(14,914,404)
Balance at the end							¥ 234,715	¥ 213,608
Balance at the end (in shares) | shares					0	0	14,914,404	14,914,404
Series B+ Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at the beginning					¥ 467,121		¥ 445,751
Balance at the beginning (in shares) | shares					20,374,577	20,374,577	20,374,577
Accretion of convertible redeemable preferred shares to redemption value					¥ 7,097		¥ 21,370	¥ 8,846
Issuance of Preferred Shares, net of issuance cost	¥ 209,902							¥ 436,905
Issuance of Preferred Shares, net of issuance cost (in shares) | shares	12,780,417							20,374,577
Conversion of redeemable preferred shares into ordinary shares upon IPO, value					¥ (474,218)
Conversion of redeemable preferred shares into ordinary shares upon IPO (in shares) | shares					(20,374,577)	(20,374,577)
Balance at the end							¥ 467,121	¥ 445,751
Balance at the end (in shares) | shares					0	0	20,374,577	20,374,577
Class A Ordinary shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Exchange of ordinary shares for preferred shares (in shares) | shares								1,046,761
Class A Ordinary shares | Junjie Zhang, Xianggui Peng And Peibang Gong (Employees)
Increase (Decrease) in Temporary Equity [Roll Forward]
Exchange of ordinary shares for preferred shares (in shares) | shares								1,046,761
Class B Ordinary shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Exchange of ordinary shares for preferred shares (in shares) | shares								1,610,888
Class B Ordinary shares | Junjie Zhang, Xianggui Peng And Peibang Gong (Employees)
Increase (Decrease) in Temporary Equity [Roll Forward]
Exchange of ordinary shares for preferred shares (in shares) | shares								1,610,888